Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1
Document Period End Date	Dec. 31, 2014
Trading Symbol	GBSN
Entity Registrant Name	Great Basin Scientific, Inc.
Entity Central Index Key	0001512138
Entity Filer Category	Smaller Reporting Company